UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2010 Date of Reporting Period: 03/31/2010

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 03/31/2010

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
----------	----------	--------	-----------

COMMERCIAL PAPER -- 70.69%
$ 907,000	Prudential Funding, LLC	04/01/2010	0.16%	907,000
1,121,000	American Honda Finance Corporation	04/05/2010	0.16%	1,120,980
2,000,000	Walt Disney Company (The)	04/05/2010	0.14%	1,999,969
575,000	Franklin Resources, Inc.	04/06/2010	0.23%	574,982
500,000	Franklin Resources, Inc.	04/06/2010	0.22%	499,985
1,105,000	ANZ National (International) Ltd.	04/07/2010	0.19%	1,104,965
395,000	ANZ National (International) Ltd.	04/07/2010	0.19%	394,987
2,000,000	Covidien International Finance S.A.	04/07/2010	0.18%	1,999,940
500,000	BNP Paribas Finance Inc.	04/12/2010	0.17%	499,974
500,000	Nordea North America Inc.	04/12/2010	0.17%	499,974
100,000	BNP Paribas Finance Inc.	04/13/2010	0.22%	99,993
2,050,000	Medtronic, Inc.	04/14/2010	0.14%	2,049,896
945,000	Covidien International Finance S.A.	04/15/2010	0.21%	944,923
1,250,000	Franklin Resources, Inc.	04/16/2010	0.17%	1,249,911
1,000,000	NetJets Inc.	04/16/2010	0.16%	999,933
2,250,000	BNP Paribas Finance Inc.	04/19/2010	0.22%	2,249,753
1,025,000	Nordea North America Inc.	04/22/2010	0.18%	1,024,895
583,000	Covidien International Finance S.A.	04/23/2010	0.23%	582,918
650,000	Toyota Motor Credit Corporation	04/23/2010	0.19%	649,924
1,500,000	American Honda Finance Corporation	04/26/2010	0.15%	1,499,844
300,000	Covidien International Finance S.A.	04/26/2010	0.23%	299,952
985,000	American Honda Finance Corporation	04/27/2010	0.15%	984,893
925,000	Nordea North America Inc.	04/28/2010	0.17%	924,882
550,000	Nordea North America Inc.	04/29/2010	0.17%	549,927
845,000	Nordea North America Inc.	04/29/2010	0.19%	844,875
575,000	BASF SE	04/30/2010	0.21%	574,902
400,000	BASF SE	04/30/2010	0.25%	399,920
300,000	Abbott Laboratories	05/03/2010	0.15%	299,960
500,000	NetJets Inc.	05/03/2010	0.16%	499,929
1,000,000	NetJets Inc.	05/04/2010	0.16%	999,853
149,000	BNP Paribas Finance Inc.	05/05/2010	0.20%	148,972
500,000	BNP Paribas Finance Inc.	05/05/2010	0.18%	499,915
800,000	Franklin Resources, Inc.	05/05/2010	0.20%	799,849
735,000	ConocoPhillips Qatar Funding Ltd.	05/06/2010	0.17%	734,879
785,000	Toyota Motor Credit Corporation	05/07/2010	0.21%	784,835
100,000	General Electric Capital Corporation	05/10/2010	0.23%	99,975
265,000	Toyota Motor Credit Corporation	05/10/2010	0.21%	264,940
1,600,000	Walt Disney Company (The)	05/10/2010	0.15%	1,599,740
400,000	Coca-Cola Company (The)	05/11/2010	0.23%	399,898
2,000,000	Harvard University, Massachusetts	05/12/2010	0.24%	1,999,454
500,000	Coca-Cola Company (The)	05/13/2010	0.22%	499,872
1,375,000	NetJets Inc.	05/14/2010	0.16%	1,374,737
500,000	Abbott Laboratories	05/17/2010	0.19%	499,879
950,000	ConocoPhillips Qatar Funding Ltd.	05/18/2010	0.16%	949,801
800,000	Brown-Forman Corporation	05/19/2010	0.15%	799,840
1,200,000	Abbott Laboratories	05/21/2010	0.18%	1,199,700
350,000	BNP Paribas Finance Inc.	05/24/2010	0.20%	349,897
275,000	Johnson & Johnson	05/24/2010	0.20%	274,919
500,000	Nestle Capital Corporation	05/25/2010	0.16%	499,880
500,000	Coca-Cola Company (The)	06/01/2010	0.17%	499,856
1,150,000	Microsoft Corporation	06/08/2010	0.19%	1,149,587
1,125,000	Brown-Forman Corporation	06/09/2010	0.20%	1,124,569
835,000	Coca-Cola Company (The)	06/14/2010	0.17%	834,708
600,000	Coca-Cola Company (The)	06/14/2010	0.18%	599,778
1,000,000	Coca-Cola Company (The)	06/15/2010	0.19%	999,604
1,000,000	Merck & Co., Inc.	06/15/2010	0.19%	999,604
1,015,000	Australia and New Zealand Banking Group Ltd.	06/21/2010	0.20%	1,014,543
1,075,000	Brown-Forman Corporation	06/23/2010	0.21%	1,074,480
500,000	Johnson & Johnson	07/12/2010	0.22%	499,689
675,000	Nestle Capital Corporation	07/12/2010	0.22%	674,579
600,000	Nestle Capital Corporation	07/12/2010	0.21%	599,643
1,000,000	Microsoft Corporation	07/15/2010	0.17%	999,504
1,000,000	Microsoft Corporation	07/15/2010	0.17%	999,504
3,000,000	Johnson & Johnson	08/04/2010	0.27%	2,997,188
150,000	General Electric Capital Corporation	08/16/2010	0.28%	149,840
645,000	Honeywell International, Inc.	08/31/2010	0.30%	644,183
1,000,000	Nestle Capital Corporation	09/20/2010	0.30%	998,567
				-----------
	TOTAL COMMERCIAL PAPER (cost $57,974,247)			57,974,247
				-----------

GOVERNMENT DEBT -- 2.74%
1,475,000	Federal Home Loan Mortgage Corporation	10/19/2010	0.25%	1,472,941
775,000	Federal Home Loan Mortgage Corporation	10/26/2010	0.25%	773,881
				-----------
	TOTAL GOVERNMENT DEBT (cost $2,246,822)			2,246,822
				-----------

FIXED RATE CORPORATE NOTES -- 9.27%
500,000	John Deere Capital Corporation
	Medium-Term Notes, Series D 5.40%	04/07/2010	0.35%	500,420
1,325,000	Phillips Petroleum Company, 8.75%	05/25/2010	0.38%	1,341,599
3,300,000	Bear Stearns Companies Inc. (The), 4.55%	06/23/2010	0.31%	3,331,811

2,000,000	Wal-Mart Stores, Inc., 4.125%	07/01/2010	0.22%	2,019,518
150,000	Coca-Cola Enterprises, Inc., 4.25%	09/15/2010	0.39%	152,634
250,000	Medtronic, Inc., 4.375%	09/15/2010	0.33%	254,595
				-----------
	TOTAL FIXED RATE CORPORATE NOTES
	(cost $7,600,577)			7,600,577
				-----------

FLOATING RATE NOTES -- 17.13%
370,714	American Family Financial Services, Inc.(1)	04/01/2010	0.00%	370,714
500,000	ANZ National (International) Ltd.	04/14/2010	0.19%	500,030
500,000	Procter & Gamble InternationalFunding S.C.A.	05/07/2010	0.26%	500,000
3,550,000	GlaxoSmithKline Capital Inc.	05/13/2010	0.22%	3,552,753
900,000	Oracle Corporation	05/14/2010	0.21%	900,109
2,350,000	Hewlett-Packard Company	06/15/2010	0.20%	2,350,570
3,075,000	Bank of New York Company, Inc. (The)	06/29/2010	0.25%	3,075,358
1,300,000	Kimberly-Clark Corporation	07/30/2010	0.20%	1,300,648
1,500,000	General Electric Capital Corporation Global	08/20/2010	0.26%	1,500,972
	Medium-Term Notes, Series A Floating Rate Note

				-----------
	TOTAL FLOATING RATE NOTES (cost $14,051,154)			14,051,154
				-----------
	TOTAL SECURITY HOLDINGS - 99.83%			81,872,800
				-----------
	OTHER ASSETS, NET OF LIABILITIES - 0.17%			139,513
				-----------
	TOTAL NET ASSETS			$82,012,313
				-----------
				-----------
(1) Subject to a demand feature as defined by the Securities and Exchange Commission

% OF NET ASSETS

As of March 31, 2010, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting
Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 – quoted prices in active markets for identical investments

     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - None	$ --
Level 2 -
Commercial Paper	57,974,247
Government Debt	2,246,822
Fixed Rate Corporate Notes	7,600,577
Foating Rate Notes	14,051,154
Level 3 - Significant Unobservable Inputs	--
-----------
Total	$81,872,800
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 05/13/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 05/13/2010 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/13/2010